Select Bond Portfolio Investment Strategy - Select Bond Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities. The adviser normally selects investment grade securities which are generally securities rated investment grade by major credit rating agencies (BBB- or higher by S&P; Baa3 or higher by Moody’s; BBB- or higher by Fitch) or, if unrated, determined by the Portfolio’s adviser to be of comparable quality. The Portfolio invests primarily in U.S Government obligations, mortgage-backed securities, including commercial mortgage-backed securities, collateralized mortgage obligations, agency mortgage-backed securities, non-agency mortgages, corporate bonds, and asset-backed securities. The Portfolio may invest in certain forward-settling securities, including to-be-announced and long settle mortgage-backed securities issued by a Federal agency, subject to the Portfolio’s objective and the Fund’s policies. To-be-announced and long settle mortgage-backed securities are sold on a when-issued, delayed delivery, or forward commitment basis. Accordingly, the Portfolio is not required to pay for such securities until the delivery date. Such transactions with a settlement period longer than 35 days are considered to be derivatives. Mortgage dollar rolls may also be used. The Portfolio may invest in Rule 144A securities. Additionally, the Portfolio may invest up to 20% of net assets in foreign securities, consistent with its investment objectives. Foreign securities held by the Portfolio consist primarily of U.S. dollar denominated securities. Debt securities may be of any maturity or duration, but under normal market conditions, the Portfolio attempts to maintain an overall dollar-weighted average effective duration that is within 10% of the Bloomberg® U.S. Aggregate Index, which had a duration of 5.88 years as of March 31, 2026. Duration is a measure of the sensitivity of the price of the Portfolio’s fixed income securities to changes in interest rates; the longer the duration, the more sensitive the price will be to changes in interest rates. The Portfolio does not target an average effective maturity. The adviser uses a fundamental, relative value investment approach to construct the portfolio of investments. The adviser invests in debt securities that it believes offer competitive returns and are undervalued, offering additional income and/or price appreciation potential relative to other debt securities of similar credit quality and interest rate sensitivity. The adviser may engage in active and frequent trading of portfolio securities to achieve its investment objectives. The adviser may sell a portfolio security that has achieved its desired return or if the adviser believes the security or its sector has become overvalued. The adviser may also sell a security if a more attractive opportunity becomes available or if the security is no longer attractive due to its risk profile or as a result of changes in the overall market environment.